UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number   811-08979
                                     ---------


                      Victory Variable Insurance Funds
              --------------------------------------------------
              (Exact name of registrant as specified in charter)


         3435 Stelzer Road  Columbus, OH                          43219
     ---------------------------------------                    ----------
     (Address of principal executive offices)                   (Zip code)


     BISYS Fund Services Ohio, Inc.  3435 Stelzer Road  Columbus, OH 43219
     ---------------------------------------------------------------------
                   (Name and address of agent for service)


Registrant's telephone number, including area code:   614-470-8000
                                                      ------------


Date of fiscal year end:    12/31/05
                            --------


Date of reporting period:   06/30/05
                            --------


     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

     Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).


June 30, 2005


Semi Annual Report

Diversified Stock Fund


Victory Variable
Insurance Funds
LOGO (R)

                              Table of Contents


Financial Statements

Schedule of Investments                                                 2
Statement of Assets and Liabilities                                     4
Statement of Operations                                                 5
Statements of Changes in Net Assets                                     6
Financial Highlights                                                    7


Notes to Financial Statements                                           8


Supplemental Information

Trustee and Officer Information                                        10
Proxy Voting Information                                               13
Expense Examples                                                       13
Portfolio Holdings                                                     14
Contract Approvals                                                     14




The Funds are distributed by Victory Capital Advisers Inc., which is not affiliated with KeyCorp or its subsidiaries. Victory Capital Management Inc., a member of the Key financial network, is the investment advisor to the Funds and receives a fee from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at VictoryConnect.com or call 1-800-539-3863. Read it carefully before you invest or send money.

The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Furthermore, Victory Capital Management Inc. and its affiliates, as agents for their clients, and any of its officers or employees may have a beneficial interest or position in any of the securities mentioned, which may be contrary to any opinion or projection expressed in this report. Past investment performance of markets or securities mentioned herein should not be considered to be indicative of future results.


                              NOT FDIC INSURED

               Shares of the Victory Funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, KeyCorp, Victory Capital
                Management Inc., or their affiliates, and are
               subject to investment risks, including possible
                   loss of the principal amount invested.




Victory Variable
Insurance Funds
LOGO (R)


Call Victory at:
800-539-FUND (800-539-3863)

Visit our web site at:
www.VictoryConnect.com

The Victory Variable Insurance Funds                  Schedule of Investments
Diversified Stock Fund                                          June 30, 2005
(Amounts in Thousands, Except Shares)                             (Unaudited)


                                         Shares or
                                         Principal
Security Description                      Amount       Value


Commercial Paper (8.4%)

Greenwich Capital, 3.40%, 7/1/05           $ 2,788     $ 2,788

Total Commercial Paper (Cost $2,788)                     2,788


Common Stocks (92.7%)

Aerospace/Defense (1.1%):
Honeywell International, Inc.                9,600         352

Airlines (1.1%):
JetBlue Airways Corp. (b)                   18,700         382

Apparel/Footwear (1.4%):
Nike, Inc., Class B                          5,400         468

Banks (0.7%):
PNC Financial Services Group, Inc.           3,500         190
Wachovia Corp.                               1,100          55

                                                           245

Beverages (1.9%):
Coca-Cola Co.                               15,100         630

Biotechnology (3.1%):
Amgen, Inc. (b)                             16,900       1,022

Chemicals -- General (2.7%):
E.I. Du Pont de Nemours                     21,000         903

Computers & Peripherals (6.4%):
Cisco Systems, Inc. (b)                     21,200         405
EMC Corp. (b)                               36,900         506
International Business Machines Corp.       16,600       1,232

                                                         2,143

Cosmetics & Toiletries (5.1%):
Avon Products, Inc.                         20,400         772
Procter & Gamble Co.                        17,600         929

                                                         1,701

Electronics (3.7%):
General Electric Co.                        22,800         790
Koninklijke Philips Electronics N.V.        18,100         456

                                                         1,246

Financial Services (2.7%):
Morgan Stanley                              17,400         913

Food Processing & Packaging (1.3%):
Archer Daniels Midland Co.                  20,400         436

Health Care (4.6%):
McKesson Corp.                              19,700         882
Medtronic, Inc.                             12,800         663

                                                         1,545

Heavy Machinery (0.3%):
Deere & Co.                                  1,700         111

Hotels & Motels (0.9%):
Starwood Hotels & Resorts
   Worldwide, Inc.                           5,300         310


Security Description                      Shares       Value

Insurance (4.5%):
American International Group, Inc.          14,224     $   826
Genworth Financial, Inc.                     7,200         218
St. Paul Cos., Inc.                         11,600         459

                                                         1,503

Internet Service Provider (2.5%):
Yahoo, Inc. (b)                             24,300         842

Manufacturing -- Miscellaneous (1.9%):
3M Co.                                       8,800         636

Media (2.3%):
Viacom, Inc., Class B                       24,100         772

Medical Supplies (1.6%):
Baxter International, Inc.                  14,400         534

Oil & Gas Exploration,
   Production & Services (9.1%):
Anadarko Petroleum Corp.                     6,100         501
Canadian Natural Resources Ltd.             17,600         640
Transocean, Inc. (b)                        17,237         931
Unocal Corp.                                14,100         918

                                                         2,990

Oil -- Integrated Companies (1.3%):
Amerada Hess Corp.                           4,200         447

Oilfield Services & Equipment (4.1%):
Halliburton Co.                             16,300         780
Schlumberger Ltd.                            7,600         577

                                                         1,357

Pharmaceuticals (7.3%):
Bristol-Myers Squibb Co.                    34,400         859
Johnson & Johnson                            5,300         345
Pfizer, Inc.                                43,205       1,192

                                                         2,396

Pipelines (0.7%):
El Paso Corp.                               19,400         223

Radio & Television (2.1%):
Comcast Corp.,
  Class A Special Shares (b)                23,078         708

Real Estate Investment Trusts (1.9%):
Equity Office Properties Trust              19,302         639

Retail (0.8%):
Wal-Mart Stores, Inc.                        5,700         275

Retail -- Apparel/Shoe (1.0%):
Limited, Inc.                               15,000         321

Retail -- Specialty Stores (1.4%):
Tiffany & Co.                               13,800         452

Semiconductors (3.6%):
Applied Materials, Inc.                     28,000         453
Freescale Semiconductor, Inc.,
   Class B (b)                              21,800         461
Texas Instruments, Inc.                     10,600         298

                                                         1,212

   See notes to schedule of investments and notes to financial statements.

The Victory Variable Insurance Funds     Schedule of Investments -- continued
Diversified Stock Fund                                          June 30, 2005
(Amounts in Thousands, Except Shares)                             (Unaudited)


Security Description                      Shares       Value

Software & Computer Services (5.9%):
Microsoft Corp.                             53,800     $ 1,336
Oracle Corp. (b)                            47,400         626

                                                         1,962

Telecommunications -- Equipment (1.6%):
Motorola, Inc.                              28,800         526

Utilities -- Telecommunications (2.1%):
Sprint Group                                27,900         700

Total Common Stocks (Cost $28,617)                      30,902

Total Investments (Cost $31,405) (a) -- 101.1%          33,690

Liabilities in excess of other assets -- (1.1)%          (369)

NET ASSETS -- 100.0%                                   $33,321


Notes to Schedule of Investments

(a)  Represents cost for financial reporting purposes.

                     Cost of                                        Net
                   Investments      Gross          Gross         Unrealized
                   for Federal    Unrealized     Unrealized     Appreciation/
                  Tax Purposes   Appreciation   Depreciation   (Depreciation)

Diversified
  Stock Fund         $31,519        $3,250        $(1,079)         $2,171


(b)  Non-income producing securities.

   See notes to schedule of investments and notes to financial statements.

                                          Statement of Assets and Liabilities
The Victory Variable Insurance Funds                            June 30, 2005
(Amounts in Thousands, Except Per Share Amounts)                  (Unaudited)


                                                                  Diversified
                                                                     Stock
                                                                     Fund

ASSETS:
Investments, at value (Cost $31,405)                                $33,690
Cash                                                                     50
Interest and dividends receivable                                        42
Receivable from brokers for investments sold                            384
Prepaid expenses                                                         28

         Total Assets                                                34,194

LIABILITIES:
Payable to brokers for investments purchased                            828
Accrued expenses and other payables:
     Investment advisor fees                                              8
     Custodian fees                                                       4
     Transfer agent fees                                                  1
     Contract owner servicing fees                                       26
     12b-1 fees                                                           6

         Total Liabilities                                              873

NET ASSETS:
Capital                                                              30,739
Accumulated undistributed net investment income                          16
Net unrealized appreciation from investments                          2,285
Accumulated net realized gains from investment transactions             281

         Net Assets                                                 $33,321

Outstanding units of beneficial interest (shares)                     3,026

Net asset value
     Offering and redemption price per share                        $ 11.01

                      See notes to financial statements.

                                                      Statement of Operations
The Victory Variable Insurance Funds   For the Six Months Ended June 30, 2005
(Amounts in Thousands)                                            (Unaudited)

                                                                  Diversified
                                                                     Stock
                                                                     Fund

Investment Income:
Interest income                                                      $  26
Dividend income                                                        217

     Total Income                                                      243

Expenses:
Investment advisory fees                                                45
Administration fees                                                      8
Contract owner servicing fees                                           30
12b-1 fees                                                              35
Accounting fees                                                         25
Custodian fees                                                          21
Legal and audit fees                                                    34
Trustees' fees and other officer expenses                                4
Transfer agent fees                                                      1
Printing                                                                 1
Other fees                                                               2

     Total Expenses                                                    206

     Expenses reimbursed by administrator                               --(a)

     Net Expenses                                                      206

Net Investment Income                                                   37

Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions                        973
Net change in unrealized appreciation/depreciation
  of investments                                                      (815)

Net realized/unrealized gains from investment transactions             158

Change in net assets resulting from operations                       $ 195

(a)  Rounds to less than $1,000.

                      See notes to financial statements.


The Victory Variable Insurance Funds      Statements of Changes in Net Assets
(Amounts in Thousands)


                                                                                                            Diversified
                                                                                                             Stock Fund

                                                                                                      Six
                                                                                                    Months               Year
                                                                                                     Ended               Ended
                                                                                                   June 30,          December 31,
                                                                                                     2005                2004

                                                                                                  (Unaudited)

From Investment Activities:
Operations:
     Net investment income                                                                         $    37              $   153
     Net realized gains from investment transactions                                                   973                1,910
     Net change in unrealized appreciation/depreciation of investments                                (815)                 319

Change in net assets resulting from operations                                                         195                2,382

Distributions to Shareholders:
     From net investment income                                                                        (21)                (153)

Change in net assets from distributions to shareholders                                                (21)                (153)

Capital Transactions:
     Proceeds from shares issued                                                                     7,650                8,296
     Dividends reinvested                                                                               21                  153
     Cost of shares redeemed                                                                        (2,347)              (5,070)

Change in net assets from capital transactions                                                       5,324                3,379

Change in net assets                                                                                 5,498                5,608

Net Assets:
     Beginning of period                                                                            27,823               22,215

     End of period                                                                                 $33,321              $27,823

Share Transactions:
     Issued                                                                                            703                  800
     Reinvested                                                                                          2                   14
     Redeemed                                                                                         (215)                (486)

Change in Shares                                                                                       490                  328

Accumulated undistributed net investment income                                                    $    16              $    --


                      See notes to financial statements.


The Victory Variable Insurance Funds                     Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                           Diversified Stock Fund

                                                 Six
                                               Months         Year           Year           Year          Year           Year
                                                Ended         Ended          Ended          Ended         Ended          Ended
                                              June 30,    December 31,   December 31,   December 31,  December 31,   December 31,
                                                2005          2004           2003           2002          2001           2000

                                             (Unaudited)

Net Asset Value, Beginning of Period          $ 10.97        $ 10.06       $  7.48        $  9.83        $  9.87       $ 10.07

Investment Activities:
     Net investment income                       0.01           0.06          0.03           0.05           0.04          0.09
     Net realized and unrealized gains
       (losses) on investments                   0.04           0.91          2.58          (2.35)         (0.01)        (0.20)

         Total from Investment Activities        0.05           0.97          2.61          (2.30)          0.03         (0.11)

Distributions
     Net investment income                      (0.01)         (0.06)        (0.03)         (0.05)         (0.04)        (0.09)
     Net realized gains                            --             --            --             --          (0.03)           --

         Total Distributions                    (0.01)         (0.06)        (0.03)         (0.05)         (0.07)        (0.09)

Net Asset Value, End of Period                $ 11.01        $ 10.97       $ 10.06        $  7.48        $  9.83       $  9.87

Total Return                                     0.43%(a)       9.67%        34.97%        (23.44)%         0.32%        (1.14)%

Ratios/Supplemental Data:
Net Assets at end of period (000)             $33,321        $27,823       $22,215        $16,806        $20,431       $12,866
Ratio of expenses to average net assets          1.36%(b)       1.50%         1.50%          1.06%          1.00%         0.79%
Ratio of net investment income
   to average net assets                         0.25%(b)       0.65%         0.35%          0.57%          0.43%         0.98%
Ratio of expenses to
   average net assets*                           1.36%(b)       1.76%         1.70%          1.38%          1.64%         2.76%
Ratio of net investment income
   (loss) to average net assets*                 0.25%(b)       0.39%         0.15%          0.25%         (0.21)%       (0.99)%
Portfolio turnover                                 44%           103%           97%            86%            62%           50%

* During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.

(a)  Not annualized.

(b)  Annualized.


                      See notes to financial statements.

                                                Notes to Financial Statements
The Victory Variable Insurance Funds                            June 30, 2005
                                                                  (Unaudited)



1.   Organization:

     The Victory Variable Insurance Funds (the "Trust") was organized as a Delaware business trust on February 11, 1998. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. The Trust presently offers shares of one active fund: the Diversified Stock Fund (the "Fund"). The Fund offers a single class of shares: Class A Shares. The Fund seeks to provide long-term growth of capital.

     Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.



2.   Significant Accounting Policies:

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.


     Securities Valuation:

     Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded. If there have been no sales for that day on any exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded, or at the NASDAQ Official Closing Price ("NOCP"), if applicable. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value, or at original cost, which, combined with accrued interest, approximates market value. Investments in other open-end investment companies are valued at net asset value. Investments for which there are no such quotations, or quotations which do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board of Trustees. Factors used in determining appropriate fair value methodologies include, but are not limited to, the type of security, evaluation of the forces that influence the market in which the security is purchased and sold, fundamental analytical data, and information as to any transactions or offers with respect to the security.


     Securities Transactions and Related Income:

     Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date, net of any applicable foreign taxes withheld. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.


     Dividends to Shareholders:

     Dividends from net investment income are declared and paid quarterly for the Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually.

     The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital in the accompanying statement of assets and liabilities.


     Federal Income Taxes:

     It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

                                  Continued

The Victory Variable Insurance Funds                            June 30, 2005
                                                                  (Unaudited)



3.   Purchases and Sales of Securities:

     Purchases and sales of securities (excluding short-term securities) for the period ended June 30, 2005 were as follows (amounts in thousands):

                        Purchases          Sales        Purchases      Sales
                     (excluding U.S.  (excluding U.S.    of U.S.      of U.S.
                       Government       Government     Government   Government
                       Securities)      Securities)    Securities   Securities

     Diversified
       Stock Fund        $2,126           $1,722          $--          $--



4.   Investment Advisory, Administration, Distribution, and Other
     Service Agreements:

     Investment advisory services are provided to the Fund by Victory Capital Management Inc. ("the Adviser"), a wholly owned subsidiary of KeyBank National Association. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on 0.30% of the average daily net assets of the Fund. Key Bank National Association, serving as custodian for the Fund, receives custodian fees of 0.018% of the Fund's average daily net assets in addition to transaction fees.

     BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), an indirect, wholly owned subsidiary of The BISYS Group, Inc. ("BISYS") serves as the Administrator to the Fund. Certain officers of the Trust are affiliated with BISYS and the Adviser. Such officers, except the CCO as noted below, receive no direct payments or fees from the Fund for serving as officers.

     Under the terms of the Administration Agreement, the Administrator's fee is computed daily and paid monthly at the annual rate of 0.05% of the Fund's average daily net assets. Under a Sub-Administration Agreement, BISYS pays the Adviser a fee of up to 0.04% of the Fund's average daily net assets to perform certain administrative duties for the Fund.

     BISYS Ohio also serves the Trust as Fund Accountant and Transfer Agent for the Fund. Under the terms of the Fund Accounting Agreement, BISYS Ohio is entitled to fees on a fund level basis and reimbursement of out-of-pocket expenses incurred in providing fund accounting services. Under the terms of the Transfer Agency Agreement, BISYS Ohio is entitled to account-based fees and complex level fees along with the reimbursement of out-of-pocket expenses incurred in providing transfer agent services.

     Victory Capital Advisers, Inc., (the "Distributor") serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust dated March 1, 2004.

     Pursuant to the Trust's 12b-1 Plan, the Distributor may receive a monthly distribution and service fee, at an annual rate of 0.25% of the average daily net assets of the Fund. The service fee is paid to securities brokers or other financial intermediaries for providing personal services to shareholders of the Fund, including responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, processing dividend and distribution payments, arranging for bank wires, assisting in transactions, and changing account information.

     The Fund has adopted a form of Contract Owner Administrative Services Agreement for a number of services provided to its customers who hold contracts offered by separate accounts that invest in the Fund. For these services, the Fund pays a fee at an annual rate of up to 0.25% of its average daily net assets serviced by the particular contract owner servicing agent. Not all contract owner servicing agents provide the services mentioned above and, thus, do not receive any fees.

     The Fund employs a Chief Compliance Officer ("CCO") who receives compensation and reimbursement of out-of-pocket expenses as approved by the Trust's Board of Trustees.

     The Adviser, Administrator, or other service providers may waive or reimburse additional fees to assist the Fund in maintaining a competitive expense ratio.



5.   Line of Credit:

     The Trust participates in a short-term, demand note agreement with KeyCorp, an affiliate of the Investment Advisor. Under the agreement, the Trust, combined with an affiliated Trust (The Victory Portfolios), may borrow up to $200 million, not to exceed 5.00% of any single fund's net assets. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. KeyCorp receives an annual commitment fee of 8 basis points on $200 million for providing the Line of Credit. Each Fund pays a pro-rata portion of this commitment fee plus interest on amounts borrowed. As of June 30, 2005, there were no loans outstanding.

The Victory Variable Insurance Funds                 Supplemental Information
                                                                  (Unaudited)



Other Information Regarding Trustees:

Overall responsibility for management of the Trust rests with the members of the Board of Trustees (the "Trustees"). Each Trustee has an indefinite term. The Trustees, in turn, elect the officers of the Trust to supervise actively its day-to-day operations. The Trustees, their ages, addresses, time served with the Trust, their principal occupations during the past five years, and any other directorships held by the Trustee are as follows:



                                                                                           Number of
                                                                                           Portfolios in
                                                                                           Fund Complex
Name, Age and Address,       Position(s) Held                                              Overseen         Other Directorships
Time Served with the Trust   with the Trust     Principal Occupation During Past 5 Years   By Trustee       Held By Trustee

Independent Trustees

David Brooks Adcock, 53      Trustee            General Counsel, Duke University                 1          Durham Casualty
c/o The Victory Portfolios                      and Duke University Health System.                          Co., Ltd.
3435 Stelzer Road
Columbus, OH 43219
2/05-Present

Nigel D. T. Andrews, 57      Vice Chair         Retired (since 2001); Managing Director          1          Great Lakes
c/o The Victory Portfolios   and                (2000-2001), Internet Capital Group                         Chemical
3435 Stelzer Road            Trustee            (venture capital); Executive Vice                           Corporation;
Columbus, OH 43219                              President, (1993-2000), GE Capital                          Old Mutual plc.
8/02-Present                                    (financial services).

E. Lee Beard, 53             Trustee            President/Owner (since 2003), ELB                1          None
c/o The Victory Portfolios                      Consultants; President, Chief Executive
3435 Stelzer Road                               Officer and Director (1998-2003),
Columbus, OH 43219                              Northeast Pennsylvania Financial Corp.
2/05-Present                                    (full service financial services);
                                                President, Chief Executive Officer
                                                and Director (1993-2003), First Federal
                                                Bank (full service financial services).

Jakki L. Haussler, 47        Trustee            Chairman and Chief Executive Officer,            1          None
c/o The Victory Portfolios                      Opus Capital Management, Inc. (asset
3435 Stelzer Road                               management); Partner (since 2002),
Columbus, OH 43219                              Adena Ventures, LP (venture capital);
2/05-Present                                    Managing Director (since 2001), Capvest
                                                Venture Fund, LP (venture capital).

Frankie D. Hughes, 52        Trustee            Principal and Chief Investment Officer,          1          None
c/o The Victory Portfolios                      Hughes Capital Management, Inc.
3435 Stelzer Road                               (fixed income asset management).
Columbus, OH 43219
3/00-Present

Lyn Hutton, 55               Trustee            Executive Vice President and Chief               1          Chittenden
c/o The Victory Portfolios                      Investment Officer, The Commonfund for                      Corporation
3435 Stelzer Road                               Nonprofit Organizations (since January
Columbus, OH 43219                              2003); Vice President and Chief
3/02-Present                                    Financial Officer, John D. & Catherine T.
                                                MacArthur Foundation (grant making)
                                                (June 1998-December 2002).

Dr. Thomas F. Morrissey, 70  Trustee            Professor (Emeritus since 2004),                 1          None
c/o The Victory Portfolios                      Weatherhead School of Management,
3435 Stelzer Road                               Case Western Reserve University.
Columbus, OH 43219
11/94-Present


                                  Continued

                                                                  (Unaudited)



                                                                                           Number of
                                                                                           Portfolios in
                                                                                           Fund Complex
Name, Age and Address,       Position(s) Held                                              Overseen         Other Directorships
Time Served with the Trust   with the Trust     Principal Occupation During Past 5 Years   By Trustee       Held By Trustee

Karen F. Shepherd, 64        Trustee            Member, Shepherd Properties, LC and              1          UBS Bank USA
c/o The Victory Portfolios                      Vincent Shepherd Investments, LC (real
3435 Stelzer Road                               estate investments); U.S. Executive
Columbus, OH 43219                              Director (1996-2002), European Bank for
8/02-Present                                    Reconstruction & Development; Emily's
                                                List (political action committee)
                                                (2002-2003).

Frank A. Weil, 74            Trustee            Chairman, Abacus & Associates, Inc.              1          None
c/o The Victory Portfolios                      (private investment firm).
3435 Stelzer Road
Columbus, OH 43219
12/97-Present

Leigh A. Wilson, 60          Chairman           Chief Executive Officer, New Century             1          Chair, PBHG Funds
c/o The Victory Portfolios   and                Living, Inc. (full service independent                      (18 portfolios)
3435 Stelzer Road            Trustee            living for senior citizens); Director,
Columbus, OH 43219                              The Mutual Fund Directors Forum,
11/94-Present                                   since 2004.


Interested Trustee*

Roger Noall, 69              Trustee            Retired (since 2000), Executive                  1          Alleghany
c/o The Victory Portfolios                      (1997-2000), KeyCorp.                                       Corporation
3435 Stelzer Road
Columbus, OH 43219
12/97-Present

*Mr. Noall is an "interested person" of the Trust by reason of his prior relationships with KeyCorp or its affiliates.


                                  Continued

                                                                  (Unaudited)



Other Information Regarding Officers:

Each Officer has an indefinite term. The Officers, their ages, addresses, time served with the Trust, and their principal occupations during the past five years are as follows:



Name, Age and Address,              Position(s) Held
Time Served with the Trust          with the Trust                  Principal Occupation During Past 5 Years

Jay G. Baris, 51                    Assistant Secretary             Partner, Kramer Levin Naftalis & Frankel LLP.
c/o The Victory Portfolios
3435 Stelzer Road
Columbus, OH 43219
12/97-Present

Martin R. Dean, 40                  Assistant Vice President        Vice President, Compliance Services, BISYS Fund Services.
c/o The Victory Portfolios          & Anti-Money Laundering
3435 Stelzer Road                   Compliance Officer
Columbus, OH 43219
5/94-Present

Kathleen A. Dennis, 51              President                       Senior Managing Director of the Adviser.
c/o The Victory Portfolios
3435 Stelzer Road
Columbus, OH 43219
5/02-Present

Karen F. Haber, 52                  Chief Compliance                Chief Compliance Officer of the Trust, since August 2004;
c/o The Victory Portfolios          Officer                         Managing Director of the Adviser until August 2004.
3435 Stelzer Road
Columbus, OH 43219
8/04-Present

David L. Hughes, 42                 Treasurer                       Vice President, Financial Administration, BISYS Fund Services
c/o The Victory Portfolios                                          since February 2005; Assistant Vice President, Evergreen
3435 Stelzer Road                                                   Investments, from 2000 to 2004; Fund Accounting Manager,
Columbus, OH 43219                                                  Fidelity Investments, from 1998 to 2000.
5/05-Present

Cynthia Lee Lindsey, 46             Secretary                       Since October 2002, Director of Client Services for BISYS;
c/o The Victory Portfolios                                          from November 1997 to October 2002, Director of Securities
3435 Stelzer Road                                                   Lending, BISYS Fund Services.
Columbus, OH 43219
12/02-Present

Irimga McKay, 45                    Vice President                  Senior Vice President, Client Services of BISYS Fund Services.
c/o The Victory Portfolios
3435 Stelzer Road
Columbus, OH 43219
12/98-Present

Alaina Metz, 37                     Assistant Secretary             Chief Administrative Officer of BISYS Fund Services.
c/o The Victory Portfolios
3435 Stelzer Road
Columbus, OH 43219
12/96-Present

Christopher E. Sabato, 36           Assistant Treasurer             Director, Financial Services, BISYS Fund Services.
c/o The Victory Portfolios
3435 Stelzer Road
Columbus, OH 43219
2/05-Present


                                  Continued

                                                                  (Unaudited)



Proxy Voting:

The Board of Trustees of the Fund has adopted proxy voting policies and procedures (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to the Adviser and adopted the Adviser's proxy voting policies and procedures (the "Policy") which are generally described below. The Trustees will review the Fund's proxy voting records from time to time and will annually consider approving the Policy for the upcoming year. In the event that a conflict of interest arises between the Fund's Shareholders and the Adviser or any of its affiliates or any affiliate of the Fund, the Adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of Trustees. A Committee of the Board with responsibility for proxy oversight will instruct the Adviser on the appropriate course of action.

The Policy is designed to promote accountability of a company's management to its shareholders and to align the interests of management with those of its shareholders. The Adviser generally reviews each matter on a case-by-case basis in order to make a determination of how to vote in a manner that best serves the interests of the Fund's shareholders. The Adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote. In addition, the Adviser will monitor situations that may result in a conflict of interest between the Fund's shareholders and the Adviser or any of its affiliate or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The policy is available on VictoryConnect.com, in the Fund's Statement of Additional Information and on the Securities and Exchange Commission's website at http://www.sec.gov. Information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 is available (1) without charge, upon request, by calling 1-800-539-3863, and
(2) on the Securities and Exchange Commission's website at http://www.sec.gov.



Availability of Schedules of Portfolio Investments:

Schedules of Portfolio Investments for periods ending March 31 and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.



Expense Examples:

As a shareholder of the Victory Variable Insurance Funds, you incur two types of costs: (1) transaction costs; (2) ongoing costs, including management fees; distribution (and/or service) 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Victory Variable Insurance Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2005 through June 30, 2005.


Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                 Beginning        Ending        Expense Paid     Expense Ratio
               Account Value   Account Value   During Period*    During Period
                  1/1/05          6/30/05      1/1/05-6/30/05   1/1/05-6/30/05

Diversified
  Stock Fund     $1,000.00       $1,004.30         $6.76             1.36%

*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

                                  Continued

                                                                  (Unaudited)


Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on each Victory Variable Insurance Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                 Beginning        Ending        Expense Paid     Expense Ratio
               Account Value   Account Value   During Period*    During Period
                  1/1/05          6/30/05      1/1/05-6/30/05   1/1/05-6/30/05

Diversified
  Stock Fund     $1,000.00       $1,018.05         $6.80             1.36%


*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.



Portfolio Holdings:
(As a Percentage of Total Investments)

Diversified Stock Fund

Consumer Discretionary             8.5%
Energy                            14.9%
Other                              2.0%
Consumer Staples                   9.0%
Financials                        10.7%
Health Care                       16.3%
Industrials                        5.7%
Telecommunications Services        2.1%
Information Technology            19.8%
Materials                          2.7%
Cash Equivalent                    8.3%



Advisory and Other Contracts:


The Advisory Agreement:

Unless sooner terminated, the investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the "Advisory Agreement"), provides that it will continue in effect as to the Fund for an initial two-year term and for consecutive one-year terms thereafter, provided that such renewal is approved at least annually by the Board or by vote of a majority of the outstanding shares of the Fund (as defined under "Additional Information -- Miscellaneous"), and, in either case, by a majority of the Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any party to the Agreement, by votes cast in person at a meeting called for such purpose. The Agreement is terminable as to any particular Fund at any time on 60 days' written notice without penalty, by vote of a majority of the outstanding shares of the Fund, by vote of the Board, or by the Adviser. The Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of services pursuant thereto, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by the Adviser of its duties and obligations thereunder.

Under the Advisory Agreement, the Adviser may delegate a portion of its responsibilities to a sub-adviser. In addition, the Agreement provides that the Adviser may render services through its own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser of the Fund and are under the common control of KeyCorp as long as all such persons are functioning as part of an organized group of persons, managed by authorized officers of the Adviser.

                                  Continued

                                                                  (Unaudited)

Considerations of the Board in Continuing the Advisory Agreement. The Board last approved the Advisory Agreement at a special meeting called for that purpose on December 16, 2004, following review of the Agreement and related matters at meetings on October 26 and 27, 2004 and December 7 and 8, 2004. In determining whether it was appropriate to approve the Agreement, the Board requested information, provided by the Adviser, that it believed to be reasonably necessary to reach its conclusion. The Board carefully evaluated this information, and was advised by legal counsel to the Trust and by legal counsel to the Independent Trustees with respect to its deliberations. In considering the Agreement, the Board reviewed numerous factors with respect to the Fund. The Board reviewed the Fund's investment performance during the year. Although investment performance was a significant factor in determining that the Agreement should be continued, the Board considered the following additional factors, among others, in evaluating the fairness and reasonableness of the compensation to be paid to the Adviser:

o    Services provided under the Agreement;

o    Requirements of the Fund for the services provided by the Adviser;

o    The quality of the services expected to be provided;

o    Fees payable for the services;

o    Total expenses of the Fund;

o The Adviser's commitments to operating the Fund at competitive expense levels;

o Profitability of the Adviser with respect to its relationship with the Fund;

o Soft-dollar and other service benefits received by the Adviser, including, sources of revenue to affiliates of the Adviser from the Fund through custodian and administration fees;

o    Capabilities and financial condition of the Adviser;

o    Current economic and industry trends; and

o    Historical relationship between the Fund and the Adviser.

Current management fees were reviewed in the context of the Adviser's profitability. In addition, the Board reviewed an analysis prepared by an independent third party, comparing the Fund's expense ratio, advisory fee and performance with comparable mutual funds. The Board also reviewed fees that the Adviser charged for managing the assets of similarly-managed institutional accounts.

The Board compared the Fund's 0.30% annual advisory fee to the average advisory fee charged to the funds in the Morningstar Large Blend category and considered the fact that the fee was lower than the average management fee of 0.68% for the category. The Board also compared the Fund's total annual expense ratio of 1.50% to the average expense ratio for the category and considered the fact that Fund's ratio was higher than the category average of 1.41%. The Board then compared the Fund's performance for the one-year, three-years and five-years ended August 31, 2004 to that of a peer group of 11 similar mutual funds and considered the fact that the Fund had outperformed the average performance of the peer group for each period.

Having concluded, among other things, that: (1) the Fund's advisory fees were within the range of advisory fees charged to comparable mutual funds; and (2) the Fund had outperformed its peers during the past one, three and five years; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement.

Based on its review of the information requested and provided, and following extended discussions concerning the same, the Board determined that the agreements were consistent with the best interests of the Fund and its shareholders, and the Board unanimously approved the agreements for additional annual periods on the basis of the foregoing review and discussions and the following considerations, among others:

o The fairness and reasonableness of the investment advisory fee payable to the Adviser under the agreements in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser's relationship with the Fund, and the comparability of the fees paid to fees paid by other investment companies;

o The nature, quality and extent of the investment advisory services provided by the Adviser, in light of the high quality services provided by the Adviser in its management of the Fund and the Fund's historic performance, including the success of the Fund in achieving stated investment objectives;

o The Adviser's entrepreneurial commitment to the management of the Fund and the creation of a broad-based family of funds, which could entail a substantial commitment of the Adviser's resources to the successful operation of the Fund;

o The Adviser's representations regarding its staffing and capabilities to manage the Fund, including the retention of personnel with relevant portfolio management experience; and

o The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Adviser.

                    This page is intentionally left blank.

Victory Variable
Insurance Funds
LOGO (R)

Call Victory at:
800-539-FUND (800-539-3863)

Visit our web site at:
www.VictoryConnect.com

1VVIF-SEMI-AR  8/05

Item 2. Code of Ethics.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

     Not applicable - only for annual reports.

     The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

     If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

     Not applicable - only for annual reports.


Item 3. Audit Committee Financial Expert.

     (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

               (i) Has at least one audit committee financial expert serving on its audit committee; or

               (ii) Does not have an audit committee financial expert serving on its audit committee.

          (2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

               (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

               (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

          (3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

     Not applicable - only for annual reports.

Item 4. Principal Accountant Fees and Services.

     (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

     (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

     (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

          (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

     (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

     Not applicable - only for annual reports.

Item 5. Audit Committee of Listed Registrants.

     (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

     (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

     Not applicable.


Item 6. Schedule of Investments.

     File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in ss. 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for
        Closed-End Management Investment Companies.

     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

     Not applicable.


Item 8. Portfolio Managers of Closed-End Management Investment Companies.

     If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

     Not applicable.


Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

     If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

     Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of
     Schedule 14A (17 CFR 240.14a-101), or this Item.

     Not applicable.


Item 11. Controls and Procedures.

     (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

     There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

     (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

          (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable
                 - Only effective for annual reports.

          (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). Certifications pursuant to Rule 30a-2(a) are attached hereto.

          (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

     (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference. Certifications pursuant to Rule 30a-2(b) are furnished herewith.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                Victory Variable Insurance Funds
                            --------------------------------


By (Signature and Title)*   /s/ David L. Hughes
                            --------------------------
                            David L. Hughes, Treasurer


Date   9/8/05
       ------




     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*   /s/ Kathleen A. Dennis
                            -----------------------------
                            Kathleen A. Dennis, President


Date   9/8/05
       ------


By (Signature and Title)*   /s/ David L. Hughes
                            --------------------------
                            David L. Hughes, Treasurer


Date   9/8/05
       ------


*Print the name and title of each signing officer under his or her signature.